Organization and Principal Activities (Details) - Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE	12 Months Ended
Dec. 31, 2023
Cheche Technology Inc. (“CCT”) [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Cayman Islands, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Cheche Technology (HK) Limited (“Cheche HK”) [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Hong Kong, China, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”) [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Ningbo, China, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Baodafang Technology Co., Ltd. (“Baodafang”) [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Beijing, China, 2020
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology service and SaaS services
Beijing Che Yu Che Technology Co., Ltd. (“Beijing Cheche”) [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Beijing, China, 2014
Percentage of direct or indirect economic ownership	100.00% [1]
Principal activities	Technology service
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”) [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Guangzhou, China, 2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Insurance brokerage
Huicai Insurance Brokerage Co., Ltd. [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Beijing, China, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Dormant
Cheche Zhixing (Ningbo) Auto Service Co., Ltd. [Member]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE [Line Items]
Place and year of incorporation	Ningbo, China, 2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Dormant

[1]	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).